Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,487,500.00
Total Fee Amount	5,453.22
Total Offset Amount	0.00
Net Fee	$ 5,453.22
Offering Table N/A
Offset Table N/A	N/A